Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Customers Representing Greater than 10% of Accounts Receivable and Revenue

The Company’s customers representing greater than 10% of accounts receivable and revenue for the periods presented were as follows:

	Revenue		Accounts Receivable
	Year Ended December 31,		December 31,
Customers	2013	2014	2013	2014
State of Ohio	28%	*	100%	*
Customer A	72%	*	*	*
Customer B	*	52%	*	*
Customer C	*	40%	*	*
Customer D	*	*	*	100%

Schedule of Depreciation and Amortization Periods for Property and Equipment

Depreciation and amortization periods for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Prototype	2 years
Machinery and equipment	5 – 15 years
Furniture and fixture	5 – 10 years
Software	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term